Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
Revenue from contracts with customers	$ 12,558	$ 14,277	$ 19,166
Cost of sales	(8,405)	(10,697)	(12,424)
Gross profit	4,153	3,580	6,742
Selling, general and administrative expenses	(3,406)	(4,335)	(4,804)
Operating income (loss)	747	(755)	1,938
Non-operating income (expense):
Exchange gain (loss), net	7	(8)	63
Interest income	65	33	16
Other income	61	8	5
Gain on disposal of property, plant and equipment	16	28	50
Total non-operating income	149	61	134
Income (loss) before income taxes	896	(694)	2,072
Income taxes (note 3)	(209)	26	(512)
Net income (loss)	687	(668)	1,560
Net (profit) loss attributable to non-controlling interests	(1)	38	(10)
Net income (loss) attributable to Highway Holdings Limited's shareholders	$ 686	$ (630)	$ 1,550
Net income (loss) per share:
- basic	$ 0.18	$ (0.17)	$ 0.41
- diluted	$ 0.18	$ (0.17)	$ 0.41
Weighted average number of shares outstanding:
- basic	3,909,976	3,801,874	3,801,874
- diluted	3,909,976	3,801,874	3,801,874